Note 6 - Derivative Financial Instruments - Gain (Loss) Recognized in Earnings for Derivative Instruments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Hot-rolled coil steel contracts	$ (1,216,500)	$ (0)
Nonoperating Income (Expense) [Member]
Hot-rolled coil steel contracts	(11,636,120)
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Hot-rolled coil steel contracts	$ (11,636,120)	$ (515,160)